Income Taxes (Components Of The Income Tax Provision) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal					$ 0	$ 0
State					0	0
Total current
Deferred:
Federal					(1,935,400)	(258,694)
State					(536,230)	(73,710)
Total deferred	(581,996)	(759,171)	(1,992,142)	(1,660,466)	(2,471,630)	(332,404)	[1]
Income Taxes		$ 0		$ 0	$ (2,471,630)	$ (332,404)	[1]

[1]	Restatement of Income Taxes to reflect the affect of the change in revenues